Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Financial Data

11. Selected Quarterly Financial Data (Unaudited)

The following financial information reflects all normal recurring adjustments, which are, in the opinion of management, necessary for a fair statement of the results of the interim periods. Summarized quarterly data for fiscal 2014 and 2013 are as follows (in thousands, except per share data):

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2014
Total operating expenses	$6,924	$7,005	$8,131	$10,958
Consolidated Net loss	(7,162)	(6,992)	(8,358)	(11,341)
Basic and diluted net loss per share	$(0.60)	$(0.38)	$(0.40)	$(0.49)
2013
Total operating expenses	$3,472	$4,992	$5,523	$5,977
Consolidated Net loss	(3,530)	(4,929)	(5,453)	(6,179)
Basic and diluted net loss per share	$(3.99)	$(8.98)	$(6.17)	$(7.96)